UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2003
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     22 EAST 67TH STREET
             NEW YORK, NEW YORK  10021

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             DENIS KIELY
Title:            AUTHORIZED SIGNATORY
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


 /s/ DENIS KIELY
----------------------------   ------------------------  ---------------------
    DENIS KIELY                 NEW YORK, NEW YORK       MAY 12, 2003
    AUTHORIZED SIGNATORY


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       18

Form 13F Information Table Value Total:                       $139,066
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.         Form 13F File Number      Name

     1           28-10204                  FLETCHER INTERNATIONAL, LTD.


                                FORM 13F REPORT


                                                                                                                   Item 8.
                                                                                                                   Voting
                                                                                                                  Authority
                             Item 2    Item 3      Item 4     Item 5               Item 6         Item 7            Shares
                            -----------------------------------------------------------------------------------------------------
                                                   Fair
                                                   Market    Shares or           (B)      (C)                     (B)
                            Title of   CUSIP       Value     Principal    (A)    Shared   Shared           (A)   Shared      C
Name of Issuer               Class     Number    (x$1,000)   Amount     Sole   Defined   Other           Sole   Defined    None
---------------------------------------------------------------------------------------------------------------------------------

Alloy Inc                   Common      019855105    8,426   1,681,769             X                1       X
                            Stock
American Express Co         Common      025816109      502      15,100             X                1       X
                            Stock
Aspen Technology Inc        Common      045327103      228      95,000             X                1       X
                            Stock
Champion Enterprises Inc    Common      158496107    1,568     852,094             X                1       X
                            Stock
Clayton Homes Inc           Common      184190106    1,258     113,965             X                1       X
                            Stock
Com21 Inc                   Common      205937105       22     182,000             X                1       X
                            Stock
Cooper Cameron Corp         Common      216640102    2,822      57,000             X                1       X
                            Stock
Diamonds TR                 Unit Ser 1  252787106   13,920     174,400             X                1       X
Dow Chem Co                 Common      260543103      467      16,900             X                1       X
                            Stock
Federal Natl Mtg Assn       Common      313586109      477       7,300             X                1       X
                            Stock
Fleetwood Enterprises Inc   Common      339099103      658     161,977             X                1       X
                            Stock
Lone Star Technologies Inc  Common      542312103      520      24,600             X                1       X
                            Stock
Metro Goldwyn Mayer Inc     Common      591610100      692      65,900             X                1       X
                            Stock
Newpark Resources Inc       Common      651718504      556     122,649             X                1       X
                            Stock
Oil Service HOLDRS Trust    Depostry    678002106   40,471     735,300             X                1       X
                            Rcpt
SPDR TR                     Unit Ser 1  78462F103   66,254     781,854             X                1       X
SPDR TR                     Unit Ser 1  78462F103       79         927             X                        X
TRC Cos Inc                 Common      872625108      147      11,223             X                1       X
                            Stock
